Small Cap Index Fund Expense Example - Small Cap Index Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	$ 524